Concentration, Credit and Other Risks (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of demand deposits
	June 30,	December 31,
	2018	2017
RMB denominated bank deposits with financial institutions in the PRC	$739,986	684,115
US dollar denominated bank deposits with financial institutions in the PRC	$629,437	628,481
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$29,083	17,508
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$165,171	1,505,271
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	-	1,033,769
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$561,697	3,698,704

	December 31,
	2017	2016
RMB denominated bank deposits with financial institutions in the PRC	$311,894	$1,566,107

US dollar denominated bank deposits with financial institutions in the PRC	$628,481	$670,951
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$17,508	$14,151
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$1,505,271	$1,402,842
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$1,033,769	$-
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$3,698,704	$95,030